Long-term Debt (Details) (USD $)	3 Months Ended	10 Months Ended			12 Months Ended						1 Months Ended					12 Months Ended
	Jul. 19, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 ABN AMRO Bank	Dec. 31, 2013 Unicredit Bank	Dec. 31, 2013 Credit Suisse	Dec. 31, 2013 Credit Suisse	Dec. 31, 2013 Commerzbank	Dec. 31, 2013 ABN AMRO Bank	Oct. 18, 2013 Paragon Shipping Inc	Aug. 05, 2013 Paragon Shipping Inc	Feb. 28, 2013 Paragon Shipping Inc	Nov. 30, 2012 Paragon Shipping Inc	Aug. 31, 2011 Paragon Shipping Inc	Dec. 31, 2013 Paragon Shipping Inc	Dec. 31, 2013 Spread 2 ABN AMRO Bank	Dec. 31, 2013 Spread 2 Unicredit Bank	Dec. 31, 2013 Spread 2 Commerzbank	Dec. 31, 2013 Spread 2 ABN AMRO Bank	Dec. 31, 2013 Spread 3 Unicredit Bank
Debt Instrument [Line Items]
Loan amount					$ 100,000,000	$ 30,000,000	$ 22,000,000	$ 22,000,000	$ 30,250,000	$ 25,000,000						$ 30,000,000
Loan reference interest rate					LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR						LIBOR
Loan interest rate margin					3.00%	2.80%	3.00%	3.00%	2.35%	3.75%						4.00%	3.35%	3.00%	2.65%	4.10%	4.50%
Loan prepayment to affilate												5,000,000	1,000,000	1,000,000	15,000,000
Loan repayment to affiliate											6,000,000
Weighted average interest rate		3.34%	3.47%	3.28%
Amendment fee		65,000
Quarterly Loan Repayment	$ 1,000,000